Interest in associates and joint ventures - Sensitivity of VIU (Details) - Bank of Communications Co., Limited - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Fair value	$ 8,812	$ 8,141
Change in discount rate from prior year	0.50%
Minimum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 13,100	16,900
Fair value	6,800
Maximum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	28,800	$ 28,700
Fair value	$ 11,600
Long-Term Profit Growth Rate [Member]
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.58%	0.75%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 3,300	$ 3,600
VIU after reasonably possible favourable changes in key assumptions	$ 24,500	$ 27,100
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.79%)	(0.71%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (3,400)	$ (2,700)
VIU after reasonably possible unfavourable changes in key assumptions	$ 17,800	$ 20,800
Long-Term Asset Growth Rate [Member]
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.79%)	(0.71%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 4,500	$ 3,100
VIU after reasonably possible favourable changes in key assumptions	$ 25,700	$ 26,600
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.58%	0.75%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (4,000)	$ (4,100)
VIU after reasonably possible unfavourable changes in key assumptions	$ 17,200	$ 19,400
Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.10%)	(1.64%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 4,500	$ 6,900
VIU after reasonably possible favourable changes in key assumptions	$ 25,700	$ 30,400
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.80%	1.36%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (6,100)	$ (3,700)
VIU after reasonably possible unfavourable changes in key assumptions	15,100	19,800
Expected credit losses as a percentage of loans and advances to customers
Disclosure of associates [line items]
Change in VIU due to reasonably possible favourable changes in key assumptions	2,900	1,900
VIU after reasonably possible favourable changes in key assumptions	24,100	25,400
Change in VIU due to reasonably possible unfavourable changes in key assumptions	(4,400)	(2,900)
VIU after reasonably possible unfavourable changes in key assumptions	$ 16,800	$ 20,600
Expected credit losses as a percentage of loans and advances to customers | Not later than four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.78%	0.95%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.20%	1.20%
Expected credit losses as a percentage of loans and advances to customers | After four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.91%	0.91%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.04%	1.04%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.50%)	(1.18%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 900	$ 100
VIU after reasonably possible favourable changes in key assumptions	$ 22,100	$ 23,600
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.16%	2.39%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,600)	$ (2,300)
VIU after reasonably possible unfavourable changes in key assumptions	$ 19,600	$ 21,200
Loans and advances to customers growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(21300.00%)	(7500.00%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 3,200	$ 1,100
VIU after reasonably possible favourable changes in key assumptions	$ 24,400	$ 24,600
Change in bps due to reasonably possible unfavourable changes in key assumptions	20700.00%	29500.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2,900)	$ (3,200)
VIU after reasonably possible unfavourable changes in key assumptions	$ 18,300	$ 20,300
Operating income growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.57%	0.44%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 2,600	$ 1,300
VIU after reasonably possible favourable changes in key assumptions	$ 23,800	$ 24,800
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.81%)	(0.83%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2,600)	$ (2,500)
VIU after reasonably possible unfavourable changes in key assumptions	$ 18,600	$ 21,000
Cost-income ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(2.12%)	(1.22%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 800	$ 1,000
VIU after reasonably possible favourable changes in key assumptions	$ 22,000	$ 24,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.99%	1.74%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2,900)	$ (2,100)
VIU after reasonably possible unfavourable changes in key assumptions	$ 18,300	$ 21,400
Long-term effective tax rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(4.26%)	(4.26%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,600	$ 1,500
VIU after reasonably possible favourable changes in key assumptions	$ 22,800	$ 25,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	10.00%	10.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (3,500)	$ (3,600)
VIU after reasonably possible unfavourable changes in key assumptions	$ 17,700	$ 19,900
Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 21,200	$ 23,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.15%	1.91%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (7,500)	$ (6,300)
VIU after reasonably possible unfavourable changes in key assumptions	$ 13,700	$ 17,200
Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 21,200	$ 23,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.48%	2.66%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (3,700)	$ (3,200)
VIU after reasonably possible unfavourable changes in key assumptions	$ 17,500	$ 20,300